Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Accrued expenses	$ 308,594	$ 235,449
Accrued interest payable	33,227	38,622
Accounts payable	91,804	69,784
Dividends payable	35,937	33,701	$ 29,000
Trades payable	13,789	720,212
Liability for GNMA loans sold with an option to repurchase	12,806	57,189
Reserves for loan indemnifications	12,639	24,781
Reserve for operational losses	43,886	41,452
Operating lease liabilities	$ 154,114	$ 152,588
Operating Lease Liability Statement Of Financial Position Line Item	Other liabilities	Other liabilities
Finance lease liabilities	$ 19,719	$ 22,572
Operating Lease Liability Statement Of Financial Position Line Item	Other liabilities	Other liabilities
Pension benefit obligation	$ 8,778	$ 35,568
Postretirement benefit obligation	161,988	179,211
Other liabilities	70,967	73,560
Total other liabilities	$ 968,248	$ 1,684,689